Shareholder Report, Average Annual Return (Details)	12 Months Ended
Mar. 31, 2026
C000242549_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242549_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242531_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242531_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242579_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242579_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242599_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242599_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242569_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242569_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242546_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242546_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242497_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242497_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242541_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242541_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242602_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242602_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000250744_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250744_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242532_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242532_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242552_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242552_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242578_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242578_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242576_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242576_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242521_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242521_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242542_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242542_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242555_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242555_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242544_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242544_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242585_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242585_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242587_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242587_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242528_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242528_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242517_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242517_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242591_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242591_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242496_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242496_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242530_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242530_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000250742_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250742_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242603_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242603_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242593_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242593_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242513_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242513_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242492_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242492_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242586_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242586_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242548_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242548_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000250747_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250747_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242607_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242607_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242604_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242604_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242567_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242567_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242598_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242598_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242526_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242526_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242507_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242507_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242543_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242543_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242554_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242554_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242545_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242545_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242588_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242588_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242535_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242535_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242501_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242501_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242570_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242570_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242589_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242589_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242597_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242597_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242518_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242518_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242600_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242600_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242553_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242553_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242551_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242551_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242512_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242512_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242561_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242561_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242560_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242560_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242580_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242580_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242506_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242506_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242525_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242525_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242508_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242508_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242536_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242536_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242571_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242571_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242539_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242539_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242577_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242577_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242509_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242509_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242527_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242527_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242540_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242540_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242495_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242495_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242605_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242605_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242584_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242584_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242572_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242572_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242566_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242566_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000250743_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250743_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242581_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242581_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000250746_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250746_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000250745_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250745_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242494_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242494_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242533_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242533_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242534_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242534_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242606_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242606_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242510_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242510_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242558_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242558_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242594_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242594_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242522_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242522_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242515_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242515_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242519_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242519_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242564_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242564_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242596_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242596_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242582_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242582_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242562_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242562_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242504_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242504_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242595_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242595_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242498_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242498_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242511_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242511_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242500_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242500_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242524_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242524_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242563_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242563_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242499_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242499_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242550_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242550_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000250740_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250740_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242537_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242537_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242590_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242590_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000250741_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000250741_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242520_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242520_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242575_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242575_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242502_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242502_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242516_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242516_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242573_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242573_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242557_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242557_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242559_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242559_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242505_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242505_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242491_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.35%
C000242491_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
C000242568_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%
C000242568_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000242549_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%
C000242549_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%
C000242549_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000242549_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%
C000242531_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.10%
C000242531_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%
C000242531_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242531_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242579_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.29%
C000242579_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%
C000242579_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%
C000242579_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%
C000242579_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%
C000242579_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%
C000242599_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.34%
C000242599_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%
C000242599_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000242599_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000242569_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%
C000242569_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%
C000242569_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%
C000242569_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%
C000242569_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242569_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000242546_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%
C000242546_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%
C000242546_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000242546_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%
C000242497_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%
C000242497_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%
C000242497_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%
C000242497_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.41%
C000242497_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%
C000242497_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%
C000242541_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%
C000242541_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.83%
C000242541_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000242541_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242602_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.24%
C000242602_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%
C000242602_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000242602_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000250744_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.28%
C000250744_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.95%
C000250744_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%
C000250744_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.21%
C000250744_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000250744_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%
C000242532_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.85%
C000242532_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.06%
C000242532_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.85%
C000242532_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.06%
C000242532_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242532_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242552_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%
C000242552_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%
C000242552_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.56%
C000242552_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.62%
C000242552_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000242552_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%
C000242578_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%
C000242578_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%
C000242578_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.60%
C000242578_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%
C000242578_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%
C000242578_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%
C000242576_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%
C000242576_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%
C000242576_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%
C000242576_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%
C000242521_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.06%
C000242521_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.22%
C000242521_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242521_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242542_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%
C000242542_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%
C000242542_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%
C000242542_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%
C000242542_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000242542_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242555_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%
C000242555_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%
C000242555_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%
C000242555_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000242544_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%
C000242544_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%
C000242544_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%
C000242544_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%
C000242544_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000242544_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242585_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.81%
C000242585_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%
C000242585_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
C000242585_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000242587_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%
C000242587_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.49%
C000242587_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%
C000242587_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.87%
C000242587_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
C000242587_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000242528_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.28%
C000242528_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%
C000242528_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242528_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242517_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.14%
C000242517_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%
C000242517_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%
C000242517_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%
C000242591_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%
C000242591_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%
C000242591_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%
C000242591_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%
C000242496_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%
C000242496_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%
C000242496_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%
C000242496_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%
C000242496_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%
C000242496_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%
C000242530_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.25%
C000242530_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%
C000242530_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242530_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000250742_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.42%
C000250742_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%
C000250742_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000250742_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%
C000242603_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.08%
C000242603_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%
C000242603_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000242603_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000242593_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.74%
C000242593_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%
C000242593_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%
C000242593_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%
C000242513_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%
C000242513_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%
C000242513_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%
C000242513_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%
C000242492_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%
C000242492_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%
C000242492_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%
C000242492_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%
C000242586_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%
C000242586_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%
C000242586_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%
C000242586_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%
C000242586_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
C000242586_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000242548_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.99%
C000242548_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%
C000242548_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000242548_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%
C000250747_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.81%
C000250747_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%
C000250747_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%
C000250747_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%
C000250747_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000250747_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%
C000242607_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.09%
C000242607_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%
C000242607_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000242607_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000242604_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
C000242604_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%
C000242604_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%
C000242604_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%
C000242604_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000242604_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000242567_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.84%
C000242567_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.90%
C000242567_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242567_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000242598_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.74%
C000242598_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%
C000242598_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%
C000242598_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%
C000242526_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.21%
C000242526_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%
C000242526_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242526_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242507_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%
C000242507_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%
C000242507_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%
C000242507_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%
C000242507_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.77%
C000242507_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%
C000242543_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%
C000242543_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%
C000242543_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%
C000242543_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%
C000242543_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000242543_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242554_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%
C000242554_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%
C000242554_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%
C000242554_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000242545_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%
C000242545_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.12%
C000242545_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000242545_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%
C000242588_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%
C000242588_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%
C000242588_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%
C000242588_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%
C000242588_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
C000242588_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000242535_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.14%
C000242535_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%
C000242535_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242535_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242501_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.31%
C000242501_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.44%
C000242501_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.77%
C000242501_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%
C000242570_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%
C000242570_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.41%
C000242570_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%
C000242570_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%
C000242570_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242570_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000242589_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%
C000242589_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%
C000242589_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
C000242589_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000242597_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.58%
C000242597_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%
C000242597_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.38%
C000242597_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%
C000242597_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%
C000242597_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%
C000242518_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.95%
C000242518_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.61%
C000242518_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%
C000242518_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%
C000242518_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242518_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242600_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.24%
C000242600_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%
C000242600_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000242600_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000242553_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000242553_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.92%
C000242553_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000242553_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%
C000242551_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%
C000242551_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%
C000242551_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%
C000242551_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.38%
C000242551_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000242551_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%
C000242512_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.08%
C000242512_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.21%
C000242512_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%
C000242512_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%
C000242561_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%
C000242561_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%
C000242561_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%
C000242561_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.70%
C000242561_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%
C000242561_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000242560_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%
C000242560_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%
C000242560_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%
C000242560_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%
C000242560_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%
C000242560_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000242580_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.18%
C000242580_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%
C000242580_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%
C000242580_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%
C000242506_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.96%
C000242506_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%
C000242506_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.96%
C000242506_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%
C000242506_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.77%
C000242506_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%
C000242525_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.30%
C000242525_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.44%
C000242525_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242525_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242508_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.27%
C000242508_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%
C000242508_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.45%
C000242508_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%
C000242508_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.77%
C000242508_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%
C000242536_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000242536_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%
C000242536_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000242536_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242571_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%
C000242571_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.91%
C000242571_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242571_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000242539_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
C000242539_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242539_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000242539_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242577_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%
C000242577_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%
C000242577_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.04%
C000242577_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%
C000242577_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%
C000242577_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%
C000242509_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%
C000242509_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%
C000242509_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.81%
C000242509_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.93%
C000242509_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%
C000242509_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%
C000242527_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.39%
C000242527_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%
C000242527_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242527_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242540_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%
C000242540_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%
C000242540_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000242540_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242495_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%
C000242495_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%
C000242495_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%
C000242495_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%
C000242605_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%
C000242605_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%
C000242605_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.52%
C000242605_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%
C000242605_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000242605_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000242584_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.97%
C000242584_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%
C000242584_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
C000242584_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000242572_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%
C000242572_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.08%
C000242572_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%
C000242572_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%
C000242566_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.98%
C000242566_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%
C000242566_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242566_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000250743_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%
C000250743_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.88%
C000250743_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000250743_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%
C000242581_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%
C000242581_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.65%
C000242581_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
C000242581_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000250746_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.09%
C000250746_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%
C000250746_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000250746_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%
C000250745_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.20%
C000250745_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.86%
C000250745_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000250745_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%
C000242494_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%
C000242494_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.05%
C000242494_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%
C000242494_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%
C000242533_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%
C000242533_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%
C000242533_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.52%
C000242533_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%
C000242533_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242533_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242534_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%
C000242534_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%
C000242534_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.80%
C000242534_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%
C000242534_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242534_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242606_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%
C000242606_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%
C000242606_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.82%
C000242606_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%
C000242606_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%
C000242606_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%
C000242510_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.27%
C000242510_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%
C000242510_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.45%
C000242510_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%
C000242510_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%
C000242510_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%
C000242558_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.45%
C000242558_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%
C000242558_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%
C000242558_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000242594_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.70%
C000242594_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.43%
C000242594_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%
C000242594_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%
C000242522_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%
C000242522_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.23%
C000242522_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242522_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242515_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%
C000242515_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%
C000242515_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%
C000242515_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%
C000242519_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%
C000242519_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.24%
C000242519_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.48%
C000242519_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.65%
C000242519_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242519_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242564_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.98%
C000242564_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%
C000242564_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242564_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000242596_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.95%
C000242596_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%
C000242596_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.09%
C000242596_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%
C000242596_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%
C000242596_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%
C000242582_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.95%
C000242582_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.52%
C000242582_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%
C000242582_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%
C000242562_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%
C000242562_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%
C000242562_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%
C000242562_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000242504_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.24%
C000242504_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.34%
C000242504_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.77%
C000242504_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%
C000242595_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.58%
C000242595_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%
C000242595_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.58%
C000242595_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%
C000242595_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%
C000242595_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%
C000242498_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.73%
C000242498_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%
C000242498_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%
C000242498_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000242498_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%
C000242498_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%
C000242511_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.91%
C000242511_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%
C000242511_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.91%
C000242511_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%
C000242511_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%
C000242511_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%
C000242500_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.06%
C000242500_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.20%
C000242500_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.77%
C000242500_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%
C000242524_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.21%
C000242524_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%
C000242524_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242524_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242563_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%
C000242563_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%
C000242563_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242563_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000242499_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%
C000242499_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%
C000242499_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%
C000242499_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%
C000242550_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.87%
C000242550_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%
C000242550_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.87%
C000242550_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%
C000242550_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%
C000242550_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%
C000250740_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.04%
C000250740_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.75%
C000250740_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000250740_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%
C000242537_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
C000242537_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242537_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
C000242537_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000242590_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.96%
C000242590_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%
C000242590_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%
C000242590_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%
C000250741_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.90%
C000250741_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%
C000250741_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.79%
C000250741_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%
C000250741_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000250741_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%
C000242520_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.84%
C000242520_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%
C000242520_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.84%
C000242520_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%
C000242520_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%
C000242520_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000242575_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%
C000242575_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.97%
C000242575_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%
C000242575_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%
C000242502_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%
C000242502_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%
C000242502_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.77%
C000242502_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%
C000242516_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.37%
C000242516_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%
C000242516_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.72%
C000242516_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%
C000242573_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.25%
C000242573_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%
C000242573_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%
C000242573_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%
C000242557_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%
C000242557_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%
C000242557_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%
C000242557_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000242559_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%
C000242559_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%
C000242559_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%
C000242559_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%
C000242559_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%
C000242559_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000242505_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.13%
C000242505_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.22%
C000242505_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.77%
C000242505_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%
C000242491_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%
C000242491_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%
C000242491_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%
C000242491_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%
C000242568_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.77%
C000242568_ClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%
C000242568_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%
C000242568_NoLoadClassMember_2025-04-01_2026-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%
C000242568_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%
C000242568_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%